Regulatory Order Considerations and Management's Plans - Brokered Deposit Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
December 31, 2013	$ 16,851
December 31, 2014	5,199
December 31, 2015	9,422
December 31, 2016	623
Brokered Deposit	$ 32,095